Group - Statement of Financial Position - USD ($) $ in Millions		Jun. 30, 2026	Dec. 31, 2025
Non-current assets
Tangible assets		$ 8,888	$ 8,515
Right of use assets		177	187
Intangible assets		111	106
Investments in associates and joint ventures		861	726
Other investments	[1]	90	12
Loan receivable	[2]	173	200
Inventories		222	175
Trade, other receivables and other assets	[3]	208	249
Contingent consideration		72	60
Reimbursive right for post-retirement benefits		53	51
Deferred taxation		126	106
Cash restricted for use		46	44
Tangible assets		11,027	10,431
Current assets
Loan receivable	[2]	60	133
Inventories		1,063	1,076
Trade, other receivables and other assets	[3]	557	426
Contingent considerations		40	62
Cash restricted for use		25	23
Cash and cash equivalents		2,782	2,905
Assets held for sale		0	22
Current assets		4,527	4,647
Total assets		15,554	15,078
EQUITY AND LIABILITIES
Share capital and premium		571	554
Accumulated profit (loss) and other reserves		8,386	7,537
Shareholders’ equity		8,957	8,091
Non-controlling interests		1,783	1,825
Total equity		10,740	9,916
Non-current liabilities
Borrowings		1,559	2,025
Lease liabilities		156	155
Environmental rehabilitation and other provisions		702	687
Provision for pension and post-retirement benefits		64	61
Trade and other payables		14	14
Deferred taxation		647	600
Non-current liabilities		3,142	3,542
Current liabilities
Borrowings		12	19
Lease liabilities		51	59
Environmental rehabilitation and other provisions		142	131
Trade and other payables		1,048	1,001
Taxation		406	377
Bank overdraft		13	23
Liabilities held for sale		0	10
Current liabilities		1,672	1,620
Total liabilities		4,814	5,162
Total equity and liabilities		$ 15,554	$ 15,078

[1]	The increase in non-current other investments is mainly due to the purchase of shares in Gold X2 Mining Inc. and Thesis Gold & Silver Inc. of $67m.
[2]	The decrease in the loan receivable is mainly due to the loss on restructuring of the Kibali loan of $40m and repayments of $66m
[3]	The increase in trade, other receivables and other assets is mainly as a result of an increase in prepayments of $60m, current taxation asset of $27m and other recoverable taxes of $29m, partly offset by a decrease in trade receivables of $46m.